Identified Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Intangible Assets, Net of Accumulated Amortization and Impairments

Intangible assets, net of accumulated amortization and impairments of $573 million and $755 million as of December 31, 2014 and 2013 respectively were composed of the following:

	December 31, 2014		December 31, 2013
	Gross	Accumulated amortization and impairments	Gross	Accumulated amortization and impairments

Marketing-related	17	(16)	19	(18)
Customer-related	400	(223)	437	(211)
Technology-based	1,298	(968)	2,104	(1,619)

	1,715	(1,207)	2,560	(1,848)
Software(1)	151	(86)	137	(94)

Identified intangible assets	1,866	(1,293)	2,697	(1,942)

(1)	Software includes $49 million (2013: $31 million) related to assets acquired under non-cancellable software licenses. The financial obligations from these contractor agreements are reflected in accrued and other non-current liabilities. Future payments are $19 million (2015), $16 million (2016) and $14 million (2017).

Other Identified Intangible Assets [Member]
Schedule of Estimated Amortization Expense for Intangible Assets	The estimated amortization expense for these identified intangible assets for each of the five succeeding years is:

2015	123
2016	118
2017	107
2018	88
2019	26

Software [Member]
Schedule of Estimated Amortization Expense for Intangible Assets	The estimated amortization expense for software as of December 31, 2014 for each of the five succeeding years is:

2015	28
2016	21
2017	16
2018	—
2019	—